Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Net income (loss)	$ 93	$ (175)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	152	48
Amortization of debt issuance costs, deferred commitment fees, premium and discount	19	11
Loss on early extinguishment of debt	42	28
Total losses on derivatives, net	43	48
Net cash used for settlement of derivative instruments	(16)	(4)
Changes in operating assets and liabilities:
Accounts and other receivables	(47)	(71)
Accounts receivable—affiliate	59	1
Advances to affiliate	(19)	1
Inventory	12	(17)
Accounts payable and accrued liabilities	68	47
Due to affiliates	(57)	(3)
Deferred revenue	(10)	(2)
Other, net	(13)	(9)
Other, net—affiliate	(2)	(1)
Net cash provided by (used in) operating activities	324	(98)
Cash flows from investing activities
Property, plant and equipment, net	(898)	(1,224)
Other	0	(39)
Net cash used in investing activities	(898)	(1,263)
Cash flows from financing activities
Proceeds from issuances of debt	2,314	3,365
Repayments of debt	(703)	(1,842)
Debt issuance and deferred financing costs	(29)	(70)
Distributions to owners	(50)	(50)
Net cash provided by financing activities	1,532	1,403
Net increase in cash, cash equivalents and restricted cash	958	42
Cash, cash equivalents and restricted cash—beginning of period	605	434
Cash, cash equivalents and restricted cash—end of period	$ 1,563	$ 476